OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2023
Miscellaneous current liabilities [abstract]
Other Current Liabilities	Other Current Liabilities

	As at December 31, 2023	As at December 31, 2022
Payable to Antofagasta plc[1]	$—	$945
Provision for environmental rehabilitation (note 27b)	270	191
Deposit on Pueblo Viejo gold and silver streaming agreement	58	54
Share-based payments (note 34a)	50	50
Pueblo Viejo JV partner shareholder loan (note 29)	32	32
Other	129	116
	$539	$1,388
[1]Relates to a liability to Antofagasta plc, which funded their exit from the Reko Diq project, following its reconstitution as described in note 4. This was settled in the second quarter of 2023.